Financing Agreements - Credit Facilities (Details) (USD $)				0 Months Ended		0 Months Ended																																			0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Apr. 20, 2012	Jan. 03, 2013 WW II Note Surplus Notes	Jun. 29, 2007 WW II Note Surplus Notes	Apr. 19, 2013 Subsequent Event WW II Note Surplus Notes	Dec. 31, 2012 ING U.S., Inc.		Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC		Dec. 31, 2012 SLDI		Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2012 Security Life of Denver International Limited		Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited		Dec. 31, 2012 ReliaStar Life Insurance Company	Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited	Dec. 31, 2012 ING U.S., Inc.	Dec. 31, 2012 ING U.S., Inc.	Dec. 31, 2012 ING U.S., Inc. / Roaring River III LLC	Dec. 31, 2012 ING U.S., Inc. / Roaring River III LLC	Mar. 31, 2013 ING Bank	Dec. 31, 2012 ING Bank	Mar. 31, 2013 Secured facilities	Dec. 31, 2012 Secured facilities	Mar. 31, 2013 Unsecured and Uncommitted	Dec. 31, 2012 Unsecured and Uncommitted	Mar. 31, 2013 Unsecured and Uncommitted ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC	Mar. 31, 2013 Unsecured and Uncommitted SLDI	Mar. 31, 2013 Unsecured and Uncommitted ING U.S., Inc. / Security Life of Denver International Limited	Mar. 31, 2013 Unsecured and Uncommitted ING U.S., Inc.	Mar. 31, 2013 Secured and Uncommitted ING U.S., Inc.	Mar. 31, 2013 Committed and Conditional ReliaStar Life Insurance Company	Mar. 31, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc.	May 14, 2013 Unsecured and Committed ING U.S., Inc. Subsequent Event	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited	Mar. 31, 2013 Unsecured and Committed Security Life of Denver International Limited	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc. / Roaring River III LLC	Mar. 31, 2013 Unsecured and Committed ING U.S., Inc. / Roaring River III LLC
Line of Credit Facility [Line Items]
Capacity	$ 12,628,300,000	$ 12,628,300,000				$ 305,000,000	$ 3,500,000,000	[1]	$ 1,605,000,000	[1]	$ 1,500,000,000	[1]	$ 750,000,000	$ 750,000,000	$ 825,000,000	[1]	$ 500,000,000	$ 300,000,000	[1],[2]	$ 265,000,000	$ 475,000,000	$ 2,100,000	$ 10,000,000	$ 1,151,200,000	$ 995,000,000	$ 4,480,000,000	$ 4,480,000,000	$ 275,000,000	$ 275,000,000	$ 3,407,100,000	$ 3,407,100,000	$ 1,605,000,000	$ 1,500,000,000	$ 300,000,000	$ 2,100,000	$ 10,000,000	$ 265,000,000	$ 8,946,200,000	$ 8,946,200,000	$ 3,500,000,000		$ 750,000,000	$ 750,000,000	$ 825,000,000	$ 500,000,000	$ 475,000,000	$ 1,151,200,000	$ 995,000,000
Utilization	8,506,200,000	8,191,300,000					1,953,800,000	[1]	30,100,000	[1]	1,500,000,000	[1]	750,000,000	750,000,000	825,000,000	[1]	500,000,000	225,600,000	[1],[2]	265,000,000	475,000,000	2,100,000	4,700,000	445,000,000	465,000,000	2,724,200,000	2,720,200,000	269,700,000	269,700,000	1,742,700,000	1,757,800,000	15,000,000	1,500,000,000	225,600,000	2,100,000	4,700,000	265,000,000	6,493,800,000	6,163,800,000	2,220,800,000		750,000,000	750,000,000	825,000,000	500,000,000	475,000,000	488,000,000	485,000,000
Unused Commitment	2,452,400,000	2,782,400,000					1,546,200,000	[1]	0	[1]	0	[1]	0	0	0	[1]	0	0	[1],[2]	0	0	0	0	706,200,000	530,000,000	91,400,000	110,400,000	0	0	0	0	0	0	0	0	0	0	2,452,400,000	2,782,400,000	1,279,200,000		0	0	0	0	0	663,200,000	510,000,000
Amount of unsecured notes issued			5,000,000,000		498,800,000
Debt cancellation amount				$ 359,300,000		$ 329,100,000																																			$ 1,500,000,000

[1]	Refer to the Related Party Transactions note to these Consolidated Financial Statements for information.
[2]	This facility was amended on October 4, 2012 to extend the availability to issue LOCs until June 30, 2013. Revolving Credit Agreement Currently, the Company pays interest equal to LIBOR plus 200 bps on direct borrowings and an issuance fee of 200 bps for LOCs2.00%2.00% Term Loan Agreement Currently, the interest rate is equal to LIBOR plus 200 bps2.00%